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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Anthony J. Merhige             Wayne, PA       February 17, 2009
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         52
                                        --------------------

Form 13F Information Table Value Total:       $106,045
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                               MARKET           INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   VALUE (000s) SHARES DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ALLIANCE RESOURCE PARTNERS LP       UT LTD PART   01877R108         993   36949    Sole           0    36949      0    0
AMERIGAS PARTNERS LP                UNIT LP INT   30975106            6     200    Sole           0      200      0    0
ATLAS ENERGY RESOURCES LLC              COM       49303100            8     600    Sole           0      600      0    0
ATLAS PIPELINE HOLDINGS LP         COM UNITS LP   04939R108         105   27846    Sole           0    27846      0    0
ATLAS PIPELINE PARTNERS LP          UNIT LP INT   49392103          242   40332    Sole           0    40332      0    0
BOARDWALK PIPELINE PARTNERS LP     UT LTD PARTNER 96627104          631   35500    Sole           0    35500      0    0
BREITBURN ENERGY PARTNERS LP            COM       106776107           4     600    Sole           0      600      0    0
BUCKEYE GP HOLDINGS LP             COM UNITS LP   118167105         675   52721    Sole           0    52721      0    0
BUCKEYE PARTNERS LP                COM UNITS LTD  118230101         932   28900    Sole           0    28900      0    0
CALUMET SPECIALTY PRODUCTS         UT LTD PARTNER 131476103           3     300    Sole           0      300      0    0
CAPITAL PRODUCT PARTNERS LP         COM UNIT LP   Y11082107        2321  297575    Sole           0   297575      0    0
COPANO ENERGY LLC                    COM UNITS    217202100        2839  243292    Sole           0   243292      0    0
CROSSTEX ENERGY LP                      COM       22765U102           5    1200    Sole           0     1200      0    0
DCP MIDSTREAM PARTNERS LP          COM UT LTD PTN 23311P100          42    4520    Sole           0     4520      0    0
DORCHESTER MINERALS LP               COM UNITS    25820R105           5     300    Sole           0      300      0    0
EAGLE ROCK ENERGY PARTNERS LP          UNIT       26985R104         131   27892    Sole           0    27892      0    0
EL PASO PIPELINE PARTNERS LP       COM UNIT LPI   283702108        3917  251078    Sole           0   251078      0    0
ENBRIDGE ENERGY PARTNERS LP             COM       29250R106        1341   52603    Sole           0    52603      0    0
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN 29273V100        8346  514893    Sole           0   514893      0    0
ENERGY TRANSFER PARTNERS LP        UNIT LTD PARTN 29273R109        2541   74717    Sole           0    74717      0    0
ENTERPRISE GP HOLDINGS LP           UNIT LP INT   293716106        1507   86450    Sole           0    86450      0    0
ENTERPRISE PRODUCTS PARTNERS LP         COM       293792107        9782  471854    Sole           0   471854      0    0
EV ENERGY PARTNER LP                 COM UNITS    26926V107           3     200    Sole           0      200      0    0
HILAND HOLDINGS GP LP               UNIT LP INT   43129M107          85   35832    Sole           0    35832      0    0
INERGY HOLDINGS LP                      COM       45661Q107        2975  137309    Sole           0   137309      0    0
INERGY LP                          UNIT LTD PTNR  456615103         525   30785    Sole           0    30785      0    0
KINDER MORGAN ENERGY PARTNERS LP   UT LTD PARTNER 494550106        7646  167131    Sole           0   167131      0    0
KINDER MORGAN MANAGEMENT LLC            SHS       49455U100        2575   64395    Sole           0    64395      0    0
K-SEA TRANSPORTATION PARTNERS LP        COM       48268Y101        4112  318755    Sole           0   318755      0    0
LEGACY RESERVES LP                  UNIT LP INT   524707304          17    1800    Sole           0     1800      0    0
LINN ENERGY LLC                    UNIT LTD LIAB  536020100        1917  128057    Sole           0   128057      0    0
MAGELLAN MIDSTREAM HOLDINGS LP      COM LP INTS   55907R108        5218  376237    Sole           0   376237      0    0
MAGELLAN MIDSTREAM PARTNERS LP        COM LP      559080106        1148   38000    Sole           0    38000      0    0
MARKWEST ENERGY PARTNERS LP        UNIT LTD PARTN 570759100        1594  199795    Sole           0   199795      0    0
NATURAL RESOURCE PARTNERS LP       COM UNIT L P   63900P103         924   52974    Sole           0    52974      0    0
NUSTAR ENERGY LP                     UNIT COM     67058H102        5893  143531    Sole           0   143531      0    0
NUSTAR GP HOLDINGS LLC             UNIT RESTG LLC 67059L102        1080   61108    Sole           0    61108      0    0
ONEOK PARTNERS LP                  UNIT LTD PARTN 68268N103        1035   22715    Sole           0    22715      0    0
PENN VIRGINIA RESOURCE PARTNERS LP      COM       707884102         226   19900    Sole           0    19900      0    0
PLAINS ALL AMERICAN PIPELINE LP    UNIT LTD PARTN 726503105        5609  161676    Sole           0   161676      0    0
QUEST ENERGY PARTNERS LP           COM UNIT LP IN 74836B209         115   52932    Sole           0    52932      0    0
REGENCY ENERGY PARTNERS LP         COM UNITS LP   75885Y107         287   35600    Sole           0    35600      0    0
SEMGROUP ENERGY PARTNERS LP        COM UNITS LP   81662W108        1623  644189    Sole           0   644189      0    0
SUBURBAN PROPANE PARTNERS LP       UNIT LTD PARTN 864482104           7     200    Sole           0      200      0    0
SUNOCO LOGISTICS PARTNERS LP         COM UNITS    86764L108        1271   28164    Sole           0    28164      0    0
TARGA RESOURCES PARTNERS LP          COM UNIT     87611X105         820  105751    Sole           0   105751      0    0
TEEKAY LNG PARTNERS LP             PRTNRSP UNITS  Y8564M105         308   20500    Sole           0    20500      0    0
TEEKAY OFFSHORE PARTNERS LP        PRTNRSP UNITS  Y8565J101         205   18800    Sole           0    18800      0    0
TEPPCO PARTNERS LP                 UT LTD PARTNER 872384102        4986  254800    Sole           0   254800      0    0
WESTERN GAS PARTNERS LP            COM UNIT LP IN 958254104        9071  707021    Sole           0   707021      0    0
WILLIAMS PARTNERS LP                COM UNIT LP   96950F104         239   20000    Sole           0    20000      0    0
WILLIAMS PIPELINE PARTNERS LP      COM UNIT LP IN 96950K103        8153  575385    Sole           0   575385      0    0

TOTAL                                                            106045